Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 21,309	$ 20,490
Other Assets	95,917	82,341
Accrued Liabilities	(138,896)	(91,065)
Current Portion of Derivative Liabilities	(63,924)	(201,456)
Derivative Liabilities	(413,063)	(221,329)
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(8,833)	(10,023)
Current Portion of Derivative Liabilities	(63,924)	(201,456)
Derivative Liabilities	(413,063)	(221,329)
Derivative Financial Instruments, Liabilities [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(2,746)	(10,266)
Derivative Liabilities	(20)	(1,323)
Derivative Financial Instruments, Liabilities [Member] | Cross currency swap [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(1,948)	(2,196)
Current Portion of Derivative Liabilities	(19,985)	(42,878)
Derivative Liabilities	(122,674)	(138,253)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(6,885)	(7,827)
Current Portion of Derivative Liabilities	(41,193)	(148,312)
Derivative Liabilities	(290,369)	(81,753)
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	318	80
Other Assets	253	1,894
Derivative Financial Instruments, Assets [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	318	80
Other Assets	$ 253
Derivative Financial Instruments, Assets [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Other Assets		$ 1,894